Income Taxes (Deferred tax assets and deferred tax liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets:
Deferred Compensation	$ 558,870	$ 521,256
Provision For Loan Losses	2,846,867	2,872,552
Other Real Estate Owned	1,004,332	1,194,141
Net Fees Deferred For Financial Reporting	112,782	114,924
Non-accrual Interest	0	431,696
Net Operating Losses	231,775	220,211
Other	205,009	207,423
Total Gross Deferred Tax Assets	4,959,635	5,562,203
Less: Valuation Allowance	(231,775)	(220,211)
Net Deferred Tax Assets	4,727,860	5,341,992
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,630	114,510
Depreciation	420,568	288,157
Other	42,271	63,536
Unrealized Gain on Securities Available for Sale	2,604,222	3,347,240
Total Gross Deferred Tax Liability	3,181,691	3,813,443
Net Deferred Tax Asset	1,546,169	$ 1,528,549
Valuation Allowance, Deferred Tax Asset, Change in Amount	11,564
Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 2,200,000